Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation for our principal executive officer (“PEO”) and non-PEO Named Executive Officers and the financial performance of the Company. The table below addresses compensation actually paid (“CAP”) to the PEO and the non-PEO Named Executive Officers, which is a concept developed by the SEC for purposes of this tabular disclosure and does not imply that the covered executives actually received payments or value equal to the CAP during the applicable fiscal year. Although the Compensation Committee focuses on pay relative to performance in its executive compensation decisions, it has not historically utilized CAP as a key measure in implementing its pay-for-performance philosophy. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis” above.

The Company has selected Return on Equity as the company-selected financial performance measure presented in the table below. Although the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Return on Equity is the financial performance measure that represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s Named Executive Officers for the most recently completed fiscal year to Company performance.

			Average Summary Compensation Table	Average Compensation	Value of Initial Fixed $100 Investment Based On:
Fiscal Year Ended March 31,	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Total for Non- PEO Named Executive Officers(3) ($)	Actually Paid to Non-PEO Named Executive Officers(4) ($)	Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(5) ($)	Net Income (dollars in thousands)(6) ($)	Return on Equity(7)

2026	10,302,728	6,855,311	2,180,634	1,744,281	145.10	164.98	423,809	28.9%

2025	10,031,035	7,187,509	2,041,204	1,679,090	169.16	148.89	463,416	33.5%

2024	8,464,214	22,621,110	1,911,988	2,879,383	206.29	152.30	477,639	38.3%

2023	7,997,493	10,936,146	2,175,544	2,334,525	110.83	98.24	461,540	32.2%

2022	6,975,909	6,645,203	2,410,994	2,304,789	96.18	103.14	374,247	24.6%

(1)
Mr. Haack has been our PEO for each of the fiscal years included in this table. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Haack for each corresponding year in the “Total” column of the Summary Compensation Table.
(2)
The dollar amounts reported in this column represent the amount of the CAP for Mr. Haack, as computed in accordance with Item 402(v)(2)(iii) of Regulation S-K. Mr. Haack did not participate during these fiscal years in any defined benefit or actuarial benefit plans of the type that would be required to be reported in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Haack’s total compensation for fiscal 2026 included in the table to determine CAP:

Fiscal Year Ended March 31,	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)

2026	10,302,728	(7,115,104)	3,667,687	6,855,311

(a)
This column deducts the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the covered fiscal year.
(b)
This column reflects the following adjustments in respect of stock awards and option awards for the covered fiscal year: (i) add the fiscal year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) add the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; (iii) add, for awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date; (iv) add, for awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative); (v) subtract, for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) add the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in total compensation for the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year Ended March 31,	Fiscal Year-End Fair Value of Covered Fiscal Year Equity Awards that are Outstanding and Unvested at Covered Fiscal Year-End ($)	Change in Fair Value (from Prior Fiscal Year-End to Covered Fiscal Year-End) of Prior Year Equity Awards that are Outstanding and Unvested at Covered Fiscal Year-End ($)	Fair Value as of Vesting Date of Covered Fiscal Year Equity Awards that Vested in the Covered Fiscal Year ($)	Change in Fair Value (from Prior Fiscal Year-End to Vesting Date) of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year ($)	Fair Value at End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Total Compensation ($)	Total Equity Award Adjustments ($)

2026	5,487,765	(1,025,185)	-	(829,385)	—	34,492	3,667,687

(3)
Our non-PEO Named Executive Officers in the fiscal years reported in this table are as follows: fiscal 2026 and 2025 non-PEO Named Executive Officers were Messrs. Kesler, Newby, Cribbs and Thompson; fiscal 2024 non-PEO Named Executive Officers were Messrs. Kesler, Newby, Cribbs, Thompson, Robert S. Stewart and Steven L. Wentzel; fiscal 2023 non-PEO Named Executive Officers were Messrs. Kesler, Stewart, Newby, Wentzel and James H. Graass; and fiscal 2022 non-PEO Named Executive Officers were Messrs. Kesler, Stewart, Wentzel and Graass. The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO Named Executive Officers as a group in the “Total” column of the Summary Compensation Table in each applicable year’s proxy statement.
(4)
The dollar amounts reported in this column represent the average amount of CAP for the non-PEO Named Executive Officers as a group, as computed in accordance with Item 402(v) of Regulation S-K. The non-PEO Named Executive Officers did not participate during these fiscal years in any defined benefit or actuarial benefit plans of the type that would be required to be reported in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO Named Executive Officers as a group for fiscal 2026 included in the table to determine the compensation actually paid, using the same methodology described above in footnote (2):

Fiscal Year Ended March 31,	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)

2026	2,180,634	(1,060,953)	624,600	1,744,281

(a)
The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year Ended March 31,	Fiscal Year-End Fair Value of Covered Fiscal Year Equity Awards that are Outstanding and Unvested at Covered Fiscal Year-End ($)	Change in Fair Value (from Prior Fiscal Year-End to Covered Fiscal Year-End) of Prior Year Equity Awards that are Outstanding and Unvested at Covered Fiscal Year-End ($)	Fair Value as of Vesting Date of Covered Fiscal Year Equity Awards that Vested in the Covered Fiscal Year ($)	Change in Fair Value (from Prior Fiscal Year-End to Vesting Date) of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year ($)	Fair Value at End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Total Compensation ($)	Total Equity Award Adjustments ($)

2026	826,981	(151,069)	-	(57,574)	—	6,262	624,600

(5)
Each year reflects what the cumulative total shareholder return on a $100 investment would be, including the reinvestment of dividends, if such amount were invested on March 31, 2021. The peer group used for this purpose is the following published industry index: Dow Jones US Building Materials & Fixtures.
(6)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
(7)
Return on Equity for a given fiscal year is defined as the net earnings of the Company for such fiscal year; divided by the Company’s average stockholders’ equity for such fiscal year (which is defined for any period to mean the Company’s total stockholders’ equity as of the beginning of such period plus the Company’s total stockholders’ equity at the end of such period; divided by 2). In calculating the average Return on Equity, the impact of certain extraordinary items not related to operating performance, including downward adjustment for the gain from the sale of non-core businesses, are excluded.

Company Selected Measure Name	Return on Equity
Named Executive Officers, Footnote
(1)
Mr. Haack has been our PEO for each of the fiscal years included in this table. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Haack for each corresponding year in the “Total” column of the Summary Compensation Table.
(3)
Our non-PEO Named Executive Officers in the fiscal years reported in this table are as follows: fiscal 2026 and 2025 non-PEO Named Executive Officers were Messrs. Kesler, Newby, Cribbs and Thompson; fiscal 2024 non-PEO Named Executive Officers were Messrs. Kesler, Newby, Cribbs, Thompson, Robert S. Stewart and Steven L. Wentzel; fiscal 2023 non-PEO Named Executive Officers were Messrs. Kesler, Stewart, Newby, Wentzel and James H. Graass; and fiscal 2022 non-PEO Named Executive Officers were Messrs. Kesler, Stewart, Wentzel and Graass. The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO Named Executive Officers as a group in the “Total” column of the Summary Compensation Table in each applicable year’s proxy statement.

Peer Group Issuers, Footnote
(5)
Each year reflects what the cumulative total shareholder return on a $100 investment would be, including the reinvestment of dividends, if such amount were invested on March 31, 2021. The peer group used for this purpose is the following published industry index: Dow Jones US Building Materials & Fixtures.

PEO Total Compensation Amount	$ 10,302,728	$ 10,031,035	$ 8,464,214	$ 7,997,493	$ 6,975,909
PEO Actually Paid Compensation Amount	$ 6,855,311	7,187,509	22,621,110	10,936,146	6,645,203
Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Haack’s total compensation for fiscal 2026 included in the table to determine CAP:

Fiscal Year Ended March 31,	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)

2026	10,302,728	(7,115,104)	3,667,687	6,855,311

The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year Ended March 31,	Fiscal Year-End Fair Value of Covered Fiscal Year Equity Awards that are Outstanding and Unvested at Covered Fiscal Year-End ($)	Change in Fair Value (from Prior Fiscal Year-End to Covered Fiscal Year-End) of Prior Year Equity Awards that are Outstanding and Unvested at Covered Fiscal Year-End ($)	Fair Value as of Vesting Date of Covered Fiscal Year Equity Awards that Vested in the Covered Fiscal Year ($)	Change in Fair Value (from Prior Fiscal Year-End to Vesting Date) of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year ($)	Fair Value at End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Total Compensation ($)	Total Equity Award Adjustments ($)

2026	5,487,765	(1,025,185)	-	(829,385)	—	34,492	3,667,687

Non-PEO NEO Average Total Compensation Amount	$ 2,180,634	2,041,204	1,911,988	2,175,544	2,410,994
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,744,281	1,679,090	2,879,383	2,334,525	2,304,789
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO Named Executive Officers as a group for fiscal 2026 included in the table to determine the compensation actually paid, using the same methodology described above in footnote (2):

Fiscal Year Ended March 31,	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)

2026	2,180,634	(1,060,953)	624,600	1,744,281

(a)
The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year Ended March 31,	Fiscal Year-End Fair Value of Covered Fiscal Year Equity Awards that are Outstanding and Unvested at Covered Fiscal Year-End ($)	Change in Fair Value (from Prior Fiscal Year-End to Covered Fiscal Year-End) of Prior Year Equity Awards that are Outstanding and Unvested at Covered Fiscal Year-End ($)	Fair Value as of Vesting Date of Covered Fiscal Year Equity Awards that Vested in the Covered Fiscal Year ($)	Change in Fair Value (from Prior Fiscal Year-End to Vesting Date) of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year ($)	Fair Value at End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Total Compensation ($)	Total Equity Award Adjustments ($)

2026	826,981	(151,069)	-	(57,574)	—	6,262	624,600

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus Return on Equity
Total Shareholder Return Vs Peer Group	Compensation Actually Paid versus Total Shareholder Return
Tabular List, Table

Financial Performance Measures

As described in greater detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our Named Executive Officers to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s Named Executive Officers, for the most recently completed fiscal year, to the Company’s performance are as follows:

•
Return on Equity
•
Operating Earnings
•
EBITDA

Total Shareholder Return Amount	$ 145.1	169.16	206.29	110.83	96.18
Peer Group Total Shareholder Return Amount	164.98	148.89	152.3	98.24	103.14
Net Income (Loss)	$ 423,809,000	$ 463,416,000	$ 477,639,000	$ 461,540,000	$ 374,247,000
Company Selected Measure Amount	28.9	33.5	38.3	32.2	24.6
PEO Name	Mr. Haack	Mr. Haack	Mr. Haack	Mr. Haack	Mr. Haack
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Earnings
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,115,104)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,667,687
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,487,765
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,025,185)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(829,385)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,492
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,060,953)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	624,600
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	826,981
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(151,069)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(57,574)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,262